INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2018
Intangible Assets [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

	As of
US$ MILLIONS	June 30, 2018	December 31, 2017
Cost	$9,555	$10,470
Accumulated amortization	(687)	(576)
Total	$8,868	$9,894
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2018	December 31, 2017
Brazilian regulated gas transmission operation	$4,314	$5,134
Australian regulated terminal	1,852	1,957
Peruvian toll roads	1,137	1,144
Chilean toll roads	1,010	1,100
U.K. port operation	283	289
Indian toll roads	114	130
Other(1)	158	140
Total	$8,868	$9,894

1.	Other intangibles are comprised of customer contracts at our Australian ports operations and contracted order book at our U.K. regulated distribution operation.
The following table presents the change in the cost balance of intangible assets:

	For the six-month period ended June 30
US$ MILLIONS	2018	2017
Cost at beginning of the period	$10,470	$4,732
Additions through business combinations	17	5,539
Additions, net of disposals	32	46
Foreign currency translation	(964)	(25)
Ending Balance	$9,555	$10,292

The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

	For the six-month period ended June 30
US$ MILLIONS	2018	2017
Accumulated amortization at beginning of the period	$(576)	$(267)
Disposals	—	1
Amortization	(173)	(143)
Foreign currency translation	62	(9)
Ending Balance	$(687)	$(418)